Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 D M Y
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Significant accounting policies (Textual) [Abstract]
Threshold limit for accounting investment as available for sales securities	20.00%
Minimum ownership percentage for significant influence under equity method investments	20.00%
Maximum ownership percentage for significant influence under equity method investments	50.00%
Minimum ownership Percentage required to treat investments as equity method investments in Limited partnerships and limited liability	5.00%
Minimum period beyond which revolving consumer lines and credit cards are charged off	180
Minimum period beyond which loans secured by 1-4 Family Properties are charged down to fair value less costs to sell	180
Minimum due period for treating non collection of interest or principal as nonaccrual status for commercial loans	90
Minimum period beyond which closed-end consumer loans other than loans secured by family properties are charged off	120
Maximum restructuring period under credit card loan agreements	60
Extension included in Commercial Real Estate Modifications	upto 12 Months
Unrealized difference between actual experience and expected returns	12
Impairment loan threshold for allowance in which loans are individually analyzed	$ 5
Period for capturing full economic cycle in the evaluation	11 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	40
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	20